Label	Element	Value
Huber Capital Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
Huber Capital Small Cap Value Fund

(the “Fund”)

A series of Advisors Series Trust

(the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2016

Effective April 1, 2016, the Fund’s shareholder servicing plan fees for the Investor Class and Institutional Class are each reduced to 0.15%.   In addition, the expense limitation agreement between the Trust, on behalf of the Fund, and Huber Capital Management, LLC for Investor Class shares is revised as reflected below.

Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Small Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
•	The Fees and Expenses table on page 1 of the Summary Prospectus and page 6 of the Prospectus is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2017
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
•	The Fund’s Expense Example table on page 1 of the Summary Prospectus and page 6 of the Prospectus is deleted and replaced with the following:

Huber Capital Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,297
Huber Capital Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,869

[1]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.75% of the average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least April 1, 2017, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[2]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" may accrue up to 0.25% of average daily net assets and the Small Cap Value Fund's "Shareholder Servicing Plan Fee" may accrue up to 0.15% of average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least April 1, 2017, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board")..